497(j)

January  5, 2009

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:        BlackRock Senior Floating Rate Fund, Inc. (the "Fund") – Rule 497(j) Filing
(Filing Nos. 333-147825 and 811-5870)

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund hereby certifies that:

(1)    the Prospectus and the information required in the Statement of Additional Information (which, in the Fund's case, is included in the Prospectus) that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2; and

(2)    the text of Post-Effective Amendment No. 2 to the Fund's Registration Statement on Form N-2 was filed electronically with the Securities and Exchange Commission.

Very truly yours,

BlackRock Senior Floating Rate Fund, Inc.

/s/ Neal Andrews
By: Neal Andrews
Title: Chief Financial Officer